Cover	May 21, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Pursuant to Item 5.07(d) of Form 8-K, Aebi Schmidt Holding AG (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Current Report on Form 8-K originally filed on May 21, 2026 (the “Initial Form 8-K”). The Initial Form 8-K reported the voting results from the Company’s Annual General Meeting of Shareholders held on May 21, 2026 (the “Annual Meeting”). The sole purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” to disclose the Company’s determination as to the frequency of future non-binding advisory votes on the compensation of the Company’s named executive officers. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Initial Form 8-K.
Document Period End Date	May 21, 2026
Entity File Number	001-42663
Entity Registrant Name	AEBI SCHMIDT HOLDING AG
Entity Central Index Key	0002048519
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Schulstrasse 4
Entity Address, City or Town	Frauenfeld
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-8500
City Area Code	+41
Local Phone Number	44-308-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AEBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false